Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Total
Balance at Jun. 30, 2023					$ 60,319,154	$ (64,684,732)	$ 1,294,876	$ (46,477)	$ (3,117,179)
Balance, shares at Jun. 30, 2023		1	101	27
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest			$ 8		773,540				773,548
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			7,432
Reclassification of put premium upon debt conversion					246,254				246,254
Foreign currency translation gain							(25,295)		(25,295)
Net loss						(1,820,528)			(1,820,528)
Issuance of common stock for cash					23,057				23,057
Issuance of common stock for cash, shares			315
Issuance of common stock for alternate cashless exercise of warrants
Issuance of common stock for alternate cashless exercise of warrants, shares			105
Issuance of common stock for issuable shares
Issuance of common stock for issuable shares, shares			27	(27)
Relative fair value of warrant granted in connection with a loan payable - related party					141,084				141,084
Deemed dividend upon alternate cashless exercise of warrants					192,960	(192,960)
Balance at Jun. 30, 2024			$ 8		61,696,049	(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	7,980
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest			$ 3		99,888				99,891
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			3,237
Issuance of common stock for prepaid services					15,000				15,000
Issuance of common stock for prepaid services, shares			250
Reclassification of put premium upon debt conversion					9,336				9,336
Foreign currency translation gain							(98,943)		(98,943)
Net loss						(354,310)			(354,310)
Balance at Sep. 30, 2024			$ 11		61,820,273	(67,052,530)	1,170,638	(46,477)	(4,108,085)
Balance, shares at Sep. 30, 2024		1	11,467
Balance at Jun. 30, 2024			$ 8		61,696,049	(66,698,220)	1,269,581	(46,477)	(3,779,059)
Balance, shares at Jun. 30, 2024		1	7,980
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest			$ 9		176,366				176,375
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			8,826
Issuance of common stock for prepaid services			$ 2,025		23,879,085				23,881,110
Issuance of common stock for prepaid services, shares			2,025,000
Reclassification of put premium upon debt conversion					10,229				10,229
Foreign currency translation gain							49,336		49,336
Net loss						(58,923,300)			(58,923,300)
Issuance of common stock for services rendered			$ 8,556		51,339,444				51,348,000
Issuance of common stock for services rendered, shares			8,555,750
Issuance of common stock and common stock issuable related to debt exchange agreement			$ 111	$ 8	$ 1,143,382				$ 1,143,501
Issuance of common stock and common stock issuable related to debt exchange agreement, shares			111,000	7,750
Issuance of common stock related to warrant exchange agreement			900		(900)
Issuance of common stock related to warrant exchange agreement, shares			900,000
Fractional shares due to reverse split			$ 3		$ (3)
Fractional shares due to reverse split, shares			3,226
Balance at Jun. 30, 2025			$ 11,612	$ 8	138,243,652	(125,621,520)	1,318,917	(46,477)	13,906,192
Balance, shares at Jun. 30, 2025		1	11,611,782	7,750
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest			$ 195		437,869				438,064
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares			194,966
Issuance of common stock for prepaid services, shares				510,937
Foreign currency translation gain							17,044		17,044
Net loss						(4,837,738)			(4,837,738)
Issuance of common stock for cash			$ 1,000		3,313,458				3,314,458
Issuance of common stock for cash, shares			1,000,000
Issuance of common stock for services rendered				511	1,408,237				1,408,748
Reclassification of put premium upon debt conversion and repayment					114,399				114,399
Balance at Sep. 30, 2025			$ 12,807	$ 519	$ 143,517,615	$ (130,459,258)	$ 1,335,961	$ (46,477)	$ 14,361,167
Balance, shares at Sep. 30, 2025		1	12,806,748	518,687